Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Earnings Per Share Basic and Diluted
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,

	2022	2021
Numerator:
Net loss	$(7,032)	(3,053)
Denominator:
Weighted average number of common shares outstanding	45,178,576	45,156,145

Basic and diluted net loss per common share	$(0.16)	$(0.07)

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31:

	2021	2020
Numerator:
Net loss	$(9,896)	$(7,418)

Denominator:
Weighted-average number of common shares outstanding	45,170,994	45,122,446

Basic and diluted net loss per common share	$(0.22)	$(0.16)

Summary of Property and Equipment, Net	The useful lives of the property and equipment are as follow:

Pilot production equipment	4-7 years
Lab equipment	4 years
Computers and software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of their useful lives or the term of the lease

Kensington Capital Acquisition Corp. IV [Member]
Summary of Class A Ordinary Shares Reflected on the Condensed Balance Sheets	As of June 30, 2022 and March 31, 2022, the carrying values of Class A ordinary shares reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Fair value of Public Warrants at issuance	(9,430,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(12,756,565)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption amount	22,186,565

Class A ordinary shares subject to possible redemption, March 31, 2022	230,000,000
Less:
Remeasurement of Class A ordinary shares subject to possible redemption amount (reduction of offering costs)	(4,662)
Plus:
Reduction of offering costs allocated to Class A ordinary shares subject to possible redemption	4,662
Remeasurement of Class A ordinary shares subject to possible redemption amount	194,899

Class A ordinary shares subject to possible redemption, June 30, 2022	$230,194,899

Schedule of Earnings Per Share Basic and Diluted
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

						For The Period From March 19, 2021 (Inception) Through June 30, 2021
	For The Three Months Ended June 30			For The Six Months Ended June 30, 2022
	2022		2021
	Class A	Class B	Class B	Class A	Class B	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss), basic	$2,016,703	$864,301	$(10,102)	$1,617,743	$1,007,426	$(35,924)
Allocation of net income (loss), diluted	$2,016,703	$864,301	$(10,102)	$1,589,219	$1,035,950	$(35,924)
Denominator:
Basic weighted average ordinary shares outstanding	23,000,000	9,857,142	8,571,428	15,121,547	9,416,732	7,582,417
Diluted weighted average ordinary shares outstanding	23,000,000	9,857,142	9,857,142	15,121,547	9,857,142	8,719,779

Basic net income (loss) per ordinary share	$0.09	$0.09	$(0.00)	$0.11	$0.11	$(0.00)

Diluted net income (loss) per ordinary share	$0.09	$0.09	$(0.00)	$0.11	$0.11	$(0.00)